GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 821,804	$ 2,958,293
Working capital	17,773,380
Net cash provided by used in operating activities	(2,609,173)	(2,487,213)
Accumulated deficit	(362,269,015)	(298,409,685)
Proceeds from issuance of non-convertible notes	2,725,000	$ 1,465,053
Proceeds from issuance of factoring advances	$ 6,518,310